General information	12 Months Ended
Dec. 31, 2024
General Information
General information

1	General information

Nexa Resources S.A. (“NEXA” or “Parent Company”) is a public limited liability company (société anonyme) incorporated and domiciled in the Grand Duchy of Luxembourg. Its shares are publicly traded on the New York Stock Exchange (“NYSE”).

The Company’s registered office is located at 37A, Avenue J. F. Kennedy in the city of Luxembourg in the Grand Duchy of Luxembourg.

NEXA and its subsidiaries (the “Company”) operate large-scale, mechanized underground and open pit mines, as well as smelters. The Company owns and operates three polymetallic mines in Peru and two polymetallic mines in Brazil, including the Aripuanã mine, which, at the end of June 2024, transitioned into an ongoing operation. Additionally, the Company owns and operates a zinc smelter in Peru and two zinc smelters in Brazil.

NEXA’s majority shareholder is Votorantim S.A. (“VSA”), which holds 64.68% of its equity. VSA is a Brazilian privately-owned industrial conglomerate that holds ownership interests in metal, steel, cement, and energy companies, among others.

(a)	Divestments

On March 19, 2024, Nexa Recursos Minerais S.A. (Nexa BR) announced the suspension of its mining operations at the Morro Agudo Complex in the state of Minas Gerais, Brazil, effective May 1, 2024. Subsequently, on April 5, 2024, Nexa BR signed a sale and purchase agreement to sell the Morro Agudo and Ambrosia mines (Morro Agudo CGU, classified within the mining segment operation).

On July 1, 2024, Nexa successfully concluded the sale of the Morro Agudo Complex. According to the sales agreement, Nexa was entitled to receive an amount of approximately BRL 60,565 thousand (approximately USD 10,895) from the purchaser.

On November 22, 2024, and December 23, 2024, the Company also concluded the sale of two non-operational subsidiaries, the Compañía Minera Cerro Colorado S.A.C. (owner of the greenfield Pukaqaqa Project) for the total amount of USD 4,300, recognizing a gain of USD 322, and the Minera Pampa de Cobre S.A.C. (owner of the Chapi copper mine) for the total amount of USD 251 recognizing a gain of USD 8,806. The total gain on these sales of USD13,278 is included in “Other income and expenses (net)”.